Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Statement of financial position [abstract]
Cash and cash equivalents	$ 3,631	$ 4,455	$ 3,255
Short term bank deposit			2,020
Marketable securities – InterCure Ltd	2,411	2,273	2,847
Prepaid expenses and other current assets	79	102	73
Total current assets	6,121	6,830	8,195
NON-CURRENT ASSETS:
Fixed assets, net	2	2
Intangible assets	380	380	380
Non-current assets	382	382	380
Total assets	6,503	7,212	8,575
CURRENT LIABILITIES:
Accounts payable	254	232	253
NON-CURRENT LIABILITIES:
Warrants	2,637	465	1,049
Commitments
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2020 and 2019 – 1,450,000,000; Issued and outstanding - December 31, 2020 and 2019 - 514,205,799	13,182	13,182	13,182
Additional paid in capital	146,015	146,015	146,015
Reserve from transactions with non-controlling interests	20	20	20
Accumulated deficit	(155,605)	(152,702)	(151,944)
Total equity	3,612	6,515	7,273
Total liabilities and equity	$ 6,503	$ 7,212	$ 8,575